Fair Value Measurement - Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Private Placement Warrants [Member]
Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance
Assumption of warrant liabilities	1,107
Change in fair value of warrant liabilities	(820)
Fair value, ending balance	287
Representative’s Warrants [Member]
Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance
Assumption of warrant liabilities	87
Change in fair value of warrant liabilities	(64)
Fair value, ending balance	23
Warrants Liabilities [Member]
Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance
Assumption of warrant liabilities	1,194
Change in fair value of warrant liabilities	(884)
Fair value, ending balance	$ 311